4. INVENTORY	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
INVENTORY

Inventory at June 30, 2015 and December 31, 2014 is comprised of the following:

	June 30, 2015	December 31, 2014

Raw materials	$9,254,596	$11,209,119
Finished goods	644,510	457,132
	$9,899,106	$11,666,251

Inventory at December 31, 2014 and 2013 is comprised of the following:
	2014	2013

Raw materials	$11,209,119	$1,867,751
Work in process	–	470,442
Finished goods	457,132	135,129
	$11,666,251	$2,473,322